Note 7 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$ 63,000	$ 63,000
Reserves not deductible until paid	269,000	236,000
Net operating loss carryforwards
Federal	2,252,000	1,851,000
State	726,000	604,000
Federal tax credit	340,000	296,000
Capital loss carryforward	10,000	10,000
Other	11,000	31,000
Gross deferred tax assets	3,671,000	3,091,000
Less valuation allowance	(1,418,000)	(942,000)
Deferred tax assets net of valuation allowance	2,253,000	2,149,000
Deferred tax liabilities:
Property and equipment	(2,188,000)	(2,141,000)
Other	(57,000)
Gross deferred tax liabilities	(2,245,000)	(2,141,000)
Net deferred tax asset	$ 8,000	$ 8,000